Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares*	Number of shares*	Number of Shares*	HK$	US$
Balance as at January 1, 2024	131,250	25,000	156,250	9,750	1,253
Issuance of Class A ordinary shares for debt conversion	7,473	—	7,473	466	60
Issuance of Class A ordinary shares for initial public offering, net of related expenses	17,834	—	17,834	1,113	143
Underwriters’ exercise of over-allotment option	1,247	—	1,247	78	10
Issuance of Class A ordinary shares for commitment fee	799	—	799	50	6
Balance as December 31, 2024	158,603	25,000	183,603	11,457	1,472
Issuance of Class A ordinary shares for conversion of promissory notes	21,486	—	21,486	1,341	172
Issuance of Class A ordinary shares pursuant to the SEPA	38,727	—	38,727	2,416	311
Issuance of Class A ordinary shares for advisory fee	625	—	625	39	5
Issuance of Class A ordinary shares under private placement	20,000	—	20,000	1,248	160
Conversion of Class B to Class A ordinary shares	25,000	(25,000)	—	—	—
Rounding effect upon reverse share split	550	—	550	—	—
Balance as December 31, 2025	264,991	—	264,991	16,501	2,120

*	All shares and per share amount used herein and in the accompanying financial statements have been retroactively stated to reflect the effect of the reverse share split effected on October 6, 2025 and April 17, 2026